Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 1,299,943	¥ 1,083,249	¥ 897,288
Additions	38,634,319	28,513,918	24,344,226
Recognition	(37,835,827)	(28,297,224)	(24,158,265)
Deferred revenue - end of year	2,098,435	1,299,943	1,083,249
Less: Deferred revenue, current portion	(1,275,716)	(630,997)	(389,243)
Deferred revenue, non-current portion	¥ 822,719	¥ 668,946	¥ 694,006